Note 22 - Changes in Equity - Capital Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Beginning balance, capital reserves	R$ 80,905.6
Final balance, capital reserves	86,378.8	R$ 80,905.6
Treasury shares [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	(941.7)	(955.2)
Capital Increase	(60.0)	0.0
Purchases of shares and results from treasury shares	(36.1)	13.5
Share-based payments, capital reserve	0.0	0.0
Final balance, capital reserves	(1,037.8)	(941.7)
Share premium [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	53,662.8	53,662.8
Capital Increase	0.0	0.0
Purchases of shares and results from treasury shares	0.0	0.0
Share-based payments, capital reserve	0.0	0.0
Final balance, capital reserves	53,662.8	53,662.8
Other reserves [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	700.9	700.9
Capital Increase	0.0	0.0
Purchases of shares and results from treasury shares	0.0	0.0
Share-based payments, capital reserve	0.0	0.0
Final balance, capital reserves	700.9	700.9
Reserve of share-based payments [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	1,563.6	1,403.0
Capital Increase	(74.4)	(32.3)
Purchases of shares and results from treasury shares	0.0	0.0
Share-based payments, capital reserve	372.1	192.9
Final balance, capital reserves	1,861.3	1,563.6
Capital reserve [member]
Statement Line Items [Line Items]
Beginning balance, capital reserves	54,985.6	54,811.5
Capital Increase	(134.4)	(32.3)
Purchases of shares and results from treasury shares	(36.1)	13.5
Share-based payments, capital reserve	372.1	192.9
Final balance, capital reserves	R$ 55,187.2	R$ 54,985.6